Indebtedness and Credit Agreement (Details) shares in Thousands, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 15, 2015 USD ($)	Oct. 15, 2014 USD ($)	May 30, 2015 USD ($) shares	Aug. 29, 2015 USD ($)	Mar. 04, 2017 USD ($) loan	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)	Apr. 02, 2015 USD ($)	Jan. 15, 2015 USD ($)
Indebtedness and credit agreements
Long-term debt					$ 7,263,378	$ 6,914,483
Lease financing obligations					65,315	79,653
Total Debt					7,328,693	6,994,136
Current Maturities of Long-Term Debt and Lease Financing Obligations					(21,335)	(26,848)
Long-term debt and lease financing obligations, less current maturities					$ 7,307,358	6,967,288
Loss on debt retirements, net				$ 33,205		$ 33,205	$ 18,512
Credit facility
Number of second priority secured term loan facilities | loan					2
Ownership interest (as a percent)					100.00%
Interest Rates and Maturities
Annual weighted average rate (as a percent)					5.40%	5.40%	5.80%
Maturities
2018					$ 90
2019					0
2020					2,430,000
2021					1,372,000
2022 and thereafter					3,533,000
Senior secured credit facility
Indebtedness and credit agreements
Long-term debt					3,368,574	$ 3,027,766
Senior secured revolving credit facility due January 2020
Indebtedness and credit agreements
Long-term debt					2,405,082	2,066,097
Principal amount of debt					2,430,000	2,100,000
Unamortized debt issuance costs					24,918	33,903
Credit facility
Maximum borrowing capacity					3,000,000				$ 3,700,000
Outstanding borrowings					2,430,000
Letters of credit outstanding					62,272
Additional borrowing capacity					1,207,728
Amount of debt allowed to be outstanding					1,500,000
Threshold amount of debt					$ 750,000
Number of days relating to debt threshold					90 days
Period allowed for extensions on customary terms					90 days
Availability under revolving credit facility					$ 1,207,728
Senior secured revolving credit facility due January 2020 | Minimum
Credit facility
Percentage of fee payable on daily unused revolver availability					0.25%
Additional borrowing capacity					$ 365,000
Threshold availability on the thirtieth consecutive calendar day					$ 250,000
Fixed charge coverage ratio					1.00
Senior secured revolving credit facility due January 2020 | Maximum
Credit facility
Percentage of fee payable on daily unused revolver availability					0.375%
Threshold availability on revolving credit facility to trigger fixed charge coverage requirements					$ 200,000
Threshold availability on the third consecutive business day					$ 250,000
Senior secured revolving credit facility due January 2020 | LIBOR | Minimum
Credit facility
Percentage points added to the reference rate					1.50%
Senior secured revolving credit facility due January 2020 | LIBOR | Maximum
Credit facility
Percentage points added to the reference rate					2.00%
Senior secured revolving credit facility due January 2020 | Alternate base rate | Minimum
Credit facility
Percentage points added to the reference rate					0.50%
Senior secured revolving credit facility due January 2020 | Alternate base rate | Maximum
Credit facility
Percentage points added to the reference rate					1.00%
8.00% senior secured notes (senior lien) due August 2020
Indebtedness and credit agreements
Debt instrument, stated interest rate (as a percent)	8.00%
Notes redeemed and discharged	$ 650,000
Loss on debt retirements, net				$ 33,205
Tranche 1 Term Loan (second lien) due August 2020
Indebtedness and credit agreements
Long-term debt					$ 465,833	464,586
Principal amount of debt					470,000	470,000
Unamortized debt issuance costs					$ 4,167	5,414
Tranche 1 Term Loan (second lien) due August 2020 | LIBOR
Credit facility
Percentage points added to the reference rate					4.75%
LIBOR floor (as a percent)					1.00%
Tranche 1 Term Loan (second lien) due August 2020 | Citibank's base rate
Credit facility
Percentage points added to the reference rate					3.75%
Tranche 2 Term Loan (second lien) due June 2021
Indebtedness and credit agreements
Long-term debt					$ 497,569	496,993
Principal amount of debt					500,000	500,000
Unamortized debt issuance costs					$ 2,431	3,007
Tranche 2 Term Loan (second lien) due June 2021 | LIBOR
Credit facility
Percentage points added to the reference rate					3.875%
LIBOR floor (as a percent)					1.00%
Tranche 2 Term Loan (second lien) due June 2021 | Citibank's base rate
Credit facility
Percentage points added to the reference rate					2.875%
10.25% senior secured notes (second lien) due October 2019 ($270,000 face value less unamortized discount of $1,160 and $1,364)
Indebtedness and credit agreements
Debt instrument, stated interest rate (as a percent)		10.25%
Loss on debt retirements, net		$ 18,512
Credit facility
Early redemption of debt		$ 270,000
Redemption price		105.125%
Other secured
Indebtedness and credit agreements
Long-term debt					$ 90	90
Guaranteed Unsecured Debt
Indebtedness and credit agreements
Long-term debt					3,474,200	3,466,348
9.25% senior notes due March 2020
Indebtedness and credit agreements
Long-term debt					$ 896,544	$ 894,563
Debt instrument, stated interest rate (as a percent)					9.25%	9.25%
Principal amount of debt					$ 902,000	$ 902,000
Unamortized debt issuance costs					7,527	10,180
Unamortized premium					2,071	2,743
6.75% senior notes due June 2021
Indebtedness and credit agreements
Long-term debt					$ 803,640	$ 802,128
Debt instrument, stated interest rate (as a percent)					6.75%	6.75%
Principal amount of debt					$ 810,000	$ 810,000
Unamortized debt issuance costs					6,360	7,872
6.125% senior notes due 2023
Indebtedness and credit agreements
Long-term debt					$ 1,774,016	$ 1,769,657
Debt instrument, stated interest rate (as a percent)					6.125%	6.125%
Principal amount of debt					$ 1,800,000	$ 1,800,000
Unamortized debt issuance costs					25,984	30,343
6.125% senior notes due 2023 | EnvisionRx
Indebtedness and credit agreements
Debt instrument, stated interest rate (as a percent)								6.125%
Principal amount of debt								$ 1,800,000
Unguaranteed Unsecured Debt
Indebtedness and credit agreements
Long-term debt					420,604	420,369
8.5% convertible notes due May 2015
Indebtedness and credit agreements
Debt instrument, stated interest rate (as a percent)			8.50%
Convertible notes amount			$ 64,089
Shares issued for EnvisionRx acquisition (in shares) | shares			24,762
Face amount of debt repurchased			$ 79
7.7% notes due February 2027
Indebtedness and credit agreements
Long-term debt					$ 293,375	$ 293,206
Debt instrument, stated interest rate (as a percent)					7.70%	7.70%
Principal amount of debt					$ 295,000	$ 295,000
Unamortized debt issuance costs					1,625	1,794
6.875% fixed-rate senior notes due December 2028
Indebtedness and credit agreements
Long-term debt					$ 127,229	$ 127,163
Debt instrument, stated interest rate (as a percent)					6.875%	6.875%
Principal amount of debt					$ 128,000	$ 128,000
Unamortized debt issuance costs					$ 771	$ 837